Shareholders' Equity (Details)																6 Months Ended		12 Months Ended
		Apr. 21, 2026 shares	Mar. 09, 2026 shares	Feb. 27, 2026 $ / shares shares	Feb. 23, 2026 shares	Feb. 20, 2026 shares	Feb. 05, 2026 shares	Feb. 04, 2026 shares	Feb. 03, 2026 shares	Jan. 28, 2026 USD ($) $ / shares shares	Jan. 27, 2026 shares	Dec. 26, 2025	Oct. 03, 2025 USD ($) $ / shares shares	Jan. 24, 2025 USD ($) $ / shares shares	Dec. 26, 2024 USD ($) $ / shares shares	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2025 USD ($) shares	Oct. 31, 2025 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) shares	Jul. 14, 2025 $ / shares shares	Jul. 07, 2025 $ / shares shares	Feb. 28, 2025 $ / shares shares	Oct. 31, 2024 shares	Jun. 29, 2024 shares
Shareholders’ Equity [Line Items]
Ordinary shares issued										21,875,000									5,000,000
Shareholders exchange (in Dollars) | $																			$ 500
Common stock, shares issued																								25,000,000
Ordinary shares, shares outstanding																								25,000,000
Net proceeds (in Dollars) | $														$ 380,000	$ 3,890,000
Price per share (in Dollars per share) | $ / shares										$ 0.112
Amount of per share (in Dollars) | $																$ 2,244,000	$ 2,640,347
Administrative expenses (in Dollars) | $																		$ 19,950,000
Reverse stock split						1-for-50						1-for-50
Number of pre split shares																50
Public offering amount (in Dollars) | $										$ 2,450,000
Net proceeds (in Dollars) | $										$ 2,244,000
Reverse stock split						21,875,000
Assistant General Manager [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued													2,500,000,000
Common stock, par value (in Dollars per share) | $ / shares													$ 0.00002
Re-designated shares (in Dollars) | $													$ 50,000
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrant shares		30,000	1,656,000		1,125,121		12,379	900,000	32,000		36,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued																4,247,396	27,488
Ordinary shares, shares outstanding																4,924,884	587,488	677,488					500,000
Amount of per share (in Dollars) | $																$ 4,247	$ 27
2025 Equity Incentive Plan [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued																					4,500,000	3,000,000
Common stock, par value (in Dollars per share) | $ / shares																					$ 0.00002
2025 Equity Incentive Plan [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																						$ 0.00002
Five Grant Agreements [Member]
Shareholders’ Equity [Line Items]
Fair value price of per share (in Dollars per share) | $ / shares																		$ 6.65
Number of share grant																		3,000,000
Four Grant Agreements [Member]
Shareholders’ Equity [Line Items]
Administrative expenses (in Dollars) | $																		$ 4,120,200
Fair value price of per share (in Dollars per share) | $ / shares																				$ 0.9156
Number of share grant																				4,500,000
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued															1,200,000
Ordinary price per share (in Dollars per share) | $ / shares															$ 4
Amount of per share (in Dollars) | $															$ 4,800,000
Public offering amount (in Dollars) | $																$ 1,740,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued														174,403
Price per share (in Dollars per share) | $ / shares														$ 4
Amount of per share (in Dollars) | $														$ 700,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued		30,000	1,656,000		1,125,121		12,379	900,000	32,000		36,000
Common stock, shares issued	[1]															4,543,884		296,488
Ordinary shares, shares outstanding	[1]															4,543,884		296,488
Amount of per share (in Dollars) | $	[1]															$ 4,544		$ 296
Common stock, par value (in Dollars per share) | $ / shares	[1]															$ 0.001		$ 0.001
Share issued						437,500
Issuance of shares net										196,875,000
Ordinary price per share (in Dollars per share) | $ / shares										$ 0.112
Class A Ordinary Shares [Member] | Assistant General Manager [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued													12,000,000,000
Amount of per share (in Dollars) | $													$ 300,000
Common stock, par value (in Dollars per share) | $ / shares													$ 0.00002
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued																1,333,332
Class A Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 0.00002
Class A Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 0.001
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued	[1]															381,000		381,000
Ordinary shares, shares outstanding	[1]															381,000		381,000
Amount of per share (in Dollars) | $	[1]															$ 381		$ 381
Common stock, par value (in Dollars per share) | $ / shares	[1]															$ 0.001		$ 0.001
Class B Ordinary Shares [Member] | Assistant General Manager [Member]
Shareholders’ Equity [Line Items]
Common stock, shares issued													3,000,000,000
Common stock, par value (in Dollars per share) | $ / shares													$ 0.00002
Number of votes													20
Rounding-up shares [Member]
Shareholders’ Equity [Line Items]
Share issued						35
Additional Aggregate Shares [Member]
Shareholders’ Equity [Line Items]
Share issued				18,360

[1]	Retroactively restated to reflect the share split, reverse share split and share reorganization (See Note 15).